RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Interest income	$ 28,143	$ 22,289	$ 9,204
Short term lease cost	15,058	10,020	4,288
Acquisition of the distribution right	30,710	33,620	11,031
Interest expenses	63,338	58,218	10,200
Payment of lease liabilities	17,420	22,260	34,752
Proceed from settlement of related party loans		140
Proceed from disposal of an equity investment	58,885
Related party
RELATED PARTY TRANSACTIONS
Cash receipts by related parties on behalf of the Group	0	0	3,695
Loans to related parties	60,722	262,203	1,227
Interest income	20,725	13,661	122
Payments of deposits		1,113
Receipt from disposal of a subsidiary		12,157
Payment by related parties on behalf of the Group	11,126	24,070	4,022
Interest expenses	39,109	19,504	0
Borrowing from related parties	720,171	198,475
Repayment of borrowing from related party	170,247	0
Proceed from settlement of related party loans		140
Proceed from disposal of an equity investment	58,885
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchases	11,126	24,070	4,022
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases	445,190	759,690	852,623
Interest expenses	15,007	17,455	0
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases	59,342	107,544	134,721
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases	534	1,346	11,223
Related party | Proceeds from disposal of equipment and software
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right	11,033
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short term lease cost	172	129	765
Related party | Staff salary, social welfare and other travel expenses
RELATED PARTY TRANSACTIONS
Payment by related parties on behalf of the Group	2,879	5,165	14,514
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Loans to related parties	60,722	261,647
Interest income	20,090	13,415
Related party | Unsecured short term loans
RELATED PARTY TRANSACTIONS
Interest income	153	131	122
Proceed from settlement of related party loans	0	140	0
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Interest expenses	39,109	19,504
Repayment of borrowing from related party	170,247
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets	0	0	12,166
Payment of lease liabilities	1,844	191	269
Related party | Deposits received from related party suppliers
RELATED PARTY TRANSACTIONS
Deposits received from related party suppliers		14	251
Related party | Acquisition of distribution right
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right			22,296
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues	29,045	24,358	12,573
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues	$ 5,933	$ 18,162	$ 3,432